UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03605

                             Northern Institutional Funds

(Exact name of registrant as specified in charter)

50 South LaSalle Street

                             Chicago, Illinois 60603

(Address of principal executive offices) (Zip code)

Diana E. McCarthy, Esq.

Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

                            Philadelphia, PA 19103-6996

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 637-1380

Date of fiscal year end: November 30

Date of reporting period: February 28, 2018

Item 1. Schedule of Investments.

The registrant’s schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

SCHEDULE OF INVESTMENTS

TREASURY PORTFOLIO	FEBRUARY 28, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 46.9%
U.S. Treasury Bills - 13.4%
1.26%, 3/15/18(1)	$500,000	$499,733
1.28%, 3/22/18(1)	500,000	499,605
1.35%, 3/22/18(1)	500,000	499,597
1.49%, 4/12/18(1)	450,000	449,202
1.40%, 4/26/18(1)	500,000	498,888
1.26%, 5/3/18(1)	395,000	394,129
1.40%, 5/3/18(1)	500,000	498,754
1.46%, 5/10/18(1)	500,000	498,554
1.47%, 5/10/18(1)	770,000	767,754
1.51%, 5/10/18(1)	561,600	559,956
1.56%, 5/17/18(1)	500,000	498,304
1.62%, 5/24/18(1)	500,000	498,098

		6,162,574

U.S. Treasury Floating Rate Notes - 16.9%
(Floating, U.S. Treasury 3M Bill MMY + 0.00%), 1.65%, 3/1/18(2)	1,186,800	1,186,800
(Floating, U.S. Treasury 3M Bill MMY + 0.06%), 1.71%, 3/1/18(2)	1,118,475	1,118,503
(Floating, U.S. Treasury 3M Bill MMY + 0.07%), 1.72%, 3/1/18(2)	1,676,500	1,676,727
(Floating, U.S. Treasury 3M Bill MMY + 0.14%), 1.79%, 3/1/18(2)	1,522,000	1,521,981
(Floating, U.S. Treasury 3M Bill MMY + 0.17%), 1.82%, 3/1/18(2)	329,000	328,998
(Floating, U.S. Treasury 3M Bill MMY + 0.17%), 1.83%, 3/1/18(2)	873,000	873,094
(Floating, U.S. Treasury 3M Bill MMY + 0.19%), 1.84%, 3/1/18(2)	570,440	570,467
(Floating, U.S. Treasury 3M Bill MMY + 0.05%), 1.70%, 3/6/18(2)	457,600	457,727

		7,734,297

U.S. Treasury Notes - 16.6%
3.88%, 5/15/18	660,343	663,521
0.88%, 5/31/18	245,000	244,713
1.13%, 6/15/18	498,000	497,751
1.38%, 6/30/18	100,000	100,035
2.38%, 6/30/18	100,000	100,363
1.38%, 7/31/18	250,000	250,116
2.25%, 7/31/18	300,000	301,185
1.00%, 8/15/18	406,001	405,467
0.75%, 8/31/18	150,000	149,591
1.50%, 8/31/18	2,187,000	2,188,015
0.75%, 10/31/18	85,000	84,339
1.25%, 10/31/18	759,000	756,707
1.25%, 11/15/18	98,000	97,802
1.25%, 11/30/18	1,142,000	1,139,110
1.38%, 11/30/18	263,000	262,474
1.13%, 1/15/19	350,000	347,964

		7,589,153

Total U.S. Government Obligations (Cost $21,486,024)		21,486,024

Investments, at Amortized Cost ($21,486,024)		21,486,024

REPURCHASE AGREEMENTS - 53.1%
Joint Repurchase Agreements - 0.1%(3) (4)
Bank of America Securities LLC, dated 2/28/18, repurchase price $18,382
1.31%, 3/7/18	18,378	18,378
Societe Generale, New York Branch, dated 2/28/18, repurchase price $18,382
1.36%, 3/7/18	18,377	18,377

		36,755

Repurchase Agreements - 53.0%(5)
Bank of Montreal, dated 2/22/18, repurchase price $250,064
1.32%, 3/1/18	250,000	250,000
Bank of Montreal, dated 2/28/18, repurchase price $65,002
1.35%, 3/1/18	65,000	65,000
Barclays Capital, Inc., dated 2/28/18, repurchase price $500,018	500,000	500,000
1.30%, 3/1/18
1.32%, 3/1/18	500,000	500,000
Barclays Capital, Inc., dated 2/28/18, repurchase price $575,021
1.36%, 3/1/18	575,000	575,000

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TREASURY PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS - 53.1% continued
Repurchase Agreements - 53.0%(5) continued
BNP Paribas S.A., dated 2/16/18, repurchase price $1,351,747
1.37%, 3/22/18	$1,350,000	$1,350,000
BNP Paribas S.A., dated 2/28/18, repurchase price $2,155,082
1.36%, 3/1/18	2,155,000	2,155,000
Citigroup Global Markets, Inc., dated 2/28/18, repurchase price $290,039
1.37%, 3/1/18	290,028	290,028
Deutsche Bank Securities, Inc., dated 2/28/18, repurchase price $500,019
1.39%, 3/1/18	500,000	500,000
Federal Reserve Bank of New York, dated 2/28/18, repurchase price $3,750,131
1.25%, 3/1/18	3,750,000	3,750,000
Goldman Sachs & Co., dated 2/28/18, repurchase price $1,000,470
1.30%, 3/7/18	1,000,000	1,000,000
HSBC Securities (USA), Inc., dated 2/28/18, repurchase price $2,415,317
1.36%, 3/1/18	2,415,000	2,415,000
HSBC Securities (USA), Inc., dated 2/28/18, repurchase price $2,500,094
1.35%, 3/1/18	2,500,000	2,500,000
ING Financial Markets LLC, dated 2/23/18, repurchase price $300,077
1.32%, 3/2/18	300,000	300,000
ING Financial Markets LLC, dated 2/27/18, repurchase price $100,026
1.34%, 3/6/18	100,000	100,000
ING Financial Markets LLC, dated 2/28/18, repurchase price $500,019
1.36%, 3/1/18	500,000	500,000
JPMorgan Securities LLC, dated 2/28/18, repurchase price $1,000,036
1.32%, 3/1/18	1,000,000	1,000,000
RBC Capital Markets LLC, dated 2/28/18, repurchase price $100,004
1.35%, 3/1/18	100,000	100,000
RBS Securities, Inc., dated 2/28/18, repurchase price $1,770,067
1.36%, 3/1/18	1,770,000	1,770,000
Royal Bank of Canada, New York Branch, dated 2/28/18, repurchase price $750,028
1.35%, 3/1/18	750,000	750,000
Societe Generale S.A., dated 2/28/18, repurchase price $1,000,038
1.36%, 3/1/18	1,000,000	1,000,000
Societe Generale S.A., dated 2/28/18, repurchase price $700,210
1.35%, 3/7/18	700,000	700,000
Societe Generale, New York Branch, dated 2/16/18, repurchase price $250,295
1.37%, 3/19/18	250,000	250,000
Societe Generale, New York Branch, dated 2/22/18, repurchase price $2,000,520
1.34%, 3/1/18	2,000,000	2,000,000

		24,320,028

Total Repurchase Agreements (Cost $24,356,783)		24,356,783

Total Investments - 100.0% (Cost $45,842,807)		45,842,807

Liabilities less Other Assets - (0.0%)		(16,536)

NET ASSETS - 100.0%		$45,826,271

(1)	Discount rate at the time of purchase.
(2)	Variable rate security. Rate as of February 28, 2018 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.
(3)	Interest rates are reset daily and interest is payable monthly. Rates are determined based on technical market conditions, which currently are driven by supply and demand.
(4)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

MONEY MARKET PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2018 (UNAUDITED)

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$18,693	0.63%	7/15/21
U.S. Treasury Notes	$18,772	0.13%	4/15/19

Total	$37,465

(5)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bills	$587,223	0.00%	3/1/18 - 1/31/19
U.S. Treasury Bonds	$5,644,843	0.00% - 8.88%	5/15/18 - 2/15/48
U.S. Treasury Notes	$18,178,300	0.00% - 4.00%	3/31/18 - 1/15/28
U.S. Treasury Strips	$328,747	0.00%	8/15/18 - 11/15/27

Total	$24,739,113

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Portfolio’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of February 28, 2018:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by Treasury Portfolio(1)	$—	$45,842,807	$—	$45,842,807

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At February, 28, 2018, there were no transfers between Level 1, Level 2, or Level 3 classifications based on levels assigned to the securities on November 30, 2017.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

3M - 3 Month

MMY - Money Market Yield

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT PORTFOLIO	FEBRUARY 28, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 53.5%(1)
Federal Farm Credit Bank - 9.4%
FFCB Bonds,
1.23%, 7/27/18	$4,000	$4,000
1.25%, 8/10/18	20,000	19,998
FFCB Discount Notes,
1.32%, 3/1/18(2)	10,000	10,000
1.18%, 3/15/18(2)	10,000	9,996
1.26%, 4/12/18(2)	3,000	2,996
1.26%, 4/18/18(2)	1,000	998
1.22%, 4/23/18(2)	25,000	24,956
1.26%, 4/24/18(2)	20,000	19,963
1.25%, 5/7/18(2)	6,000	5,986
1.27%, 5/9/18(2)	5,000	4,988
1.25%, 6/4/18(2)	8,000	7,974
1.27%, 6/7/18(2)	4,000	3,983
1.67%, 6/7/18(2)	25,000	24,892
1.27%, 6/12/18(2)	7,000	6,975
1.30%, 6/15/18(2)	17,000	16,936
1.26%, 6/19/18(2)	5,000	4,981
1.27%, 6/27/18(2)	6,000	5,975
1.27%, 7/12/18(2)	3,000	2,986
1.28%, 7/16/18(2)	3,000	2,983
1.53%, 7/16/18(2)	16,000	15,910
1.27%, 7/23/18(2)	10,000	9,950
1.26%, 7/25/18(2)	8,000	7,959
1.27%, 7/30/18(2)	17,000	16,911
0.91%, 8/17/18(2)	20,000	19,884
0.98%, 8/21/18(2)	20,000	19,880
1.39%, 8/23/18(2)	17,000	16,887
1.30%, 9/7/18(2)	5,000	4,966
1.00%, 9/12/18(2)	45,000	44,695
1.60%, 9/24/18(2)	9,000	8,918
1.64%, 9/27/18(2)	15,000	14,858
1.59%, 10/19/18(2)	100,000	98,969
1.61%, 10/29/18(2)	7,000	6,925
1.72%, 11/2/18(2)	25,500	25,204
1.70%, 11/5/18(2)	35,000	34,593
1.73%, 12/4/18(2)	25,000	24,670
1.83%, 1/4/19(2)	11,000	10,830
FFCB Notes,
(Floating, U.S. Federal Funds - 0.01%) 1.41%, 3/1/18(3)	130,000	129,989
(Floating, U.S. Federal Funds + 0.01%) 1.43%, 3/1/18(3)	45,200	45,208
(Floating, U.S. Federal Funds + 0.02%) 1.44%, 3/1/18(3)	53,000	52,993
(Floating, U.S. Federal Funds + 0.03%) 1.45%, 3/1/18(3)	50,000	49,995
(Floating, ICE LIBOR USD 1M - 0.07%) 1.51%, 3/1/18(3)	12,000	12,000
(Floating, U.S. Federal Funds + 0.24%) 1.66%, 3/1/18(3)	2,000	2,000
(Floating, U.S. Federal Funds + 0.25%) 1.67%, 3/1/18(3)	18,000	17,999
(Floating, ICE LIBOR USD 1M - 0.06%) 1.61%, 3/2/18(3)	40,000	40,000
(Floating, ICE LIBOR USD 1M - 0.10%) 1.48%, 3/3/18(3)	12,000	12,000
(Floating, ICE LIBOR USD 1M - 0.09%) 1.49%, 3/3/18(3)	35,000	34,998
(Floating, ICE LIBOR USD 1M - 0.07%) 1.51%, 3/3/18(3)	15,000	14,999
(Floating, ICE LIBOR USD 1M - 0.08%) 1.50%, 3/13/18(3)	30,000	29,997
(Floating, ICE LIBOR USD 1M - 0.08%) 1.51%, 3/13/18(3)	45,000	44,994
(Floating, ICE LIBOR USD 1M - 0.08%) 1.51%, 3/16/18(3)	37,000	37,000
(Floating, ICE LIBOR USD 1M + 0.12%) 1.71%, 3/20/18(3)	60,000	60,000
(Floating, ICE LIBOR USD 1M + 0.12%) 1.71%, 3/21/18(4)	27,000	27,000
(Floating, ICE LIBOR USD 1M - 0.07%) 1.54%, 3/23/18(3)	40,000	39,998
(Floating, ICE LIBOR USD 1M - 0.13%) 1.49%, 3/25/18(3)	48,000	47,999
(Floating, ICE LIBOR USD 1M - 0.08%) 1.54%, 3/25/18(3)	17,000	17,000
(Floating, ICE LIBOR USD 1M + 0.13%) 1.75%, 3/25/18(3)	20,000	20,000
(Floating, ICE LIBOR USD 1M - 0.14%) 1.51%, 3/28/18(3)	23,000	22,999

		1,322,743

Federal Home Loan Bank - 32.7%
FHLB Bonds,
0.88%, 3/19/18	68,000	67,996
0.88%, 6/29/18	12,000	11,984
0.63%, 8/7/18	15,000	14,957
FHLB Discount Notes,
1.30%, 3/2/18(2)	100,000	99,996

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 53.5%(1) continued
Federal Home Loan Bank - 32.7% continued
1.28%, 3/7/18(2)	$45,000	$44,990
1.37%, 3/7/18(2)	25,000	24,994
1.31%, 3/12/18(2)	171,970	171,902
0.69%, 3/20/18(2)	25,000	24,985
1.38%, 3/21/18(2)	23,000	22,982
1.38%, 3/21/18(2)	45,000	44,966
1.56%, 5/11/18(2)	25,000	24,923
1.64%, 5/18/18(2)	45,000	44,840
1.65%, 5/23/18(2)	75,000	74,715
1.68%, 5/25/18(2)	125,000	124,507
1.26%, 6/1/18(2)	12,000	11,962
1.26%, 6/1/18(2)	2,000	1,994
1.55%, 6/12/18(2)	50,000	49,770
0.68%, 6/14/18(2)	54,000	53,766
0.68%, 6/14/18(2)	293,000	291,730
0.68%, 6/14/18(2)	659,000	656,143
1.64%, 6/15/18(2)	125,000	124,385
1.27%, 8/3/18(2)	39,000	38,790
0.88%, 8/9/18(2)	11,250	11,187
0.90%, 8/14/18(2)	33,000	32,810
FHLB Notes,
(Floating, ICE LIBOR USD 3M - 0.16%) 1.32%, 3/1/18(3)	20,000	20,000
(Floating, ICE LIBOR USD 1M - 0.17%) 1.41%, 3/1/18(3)	90,000	89,994
(Floating, ICE LIBOR USD 1M - 0.13%) 1.45%, 3/1/18(3)	90,000	89,999
(Floating, ICE LIBOR USD 1M - 0.10%) 1.48%, 3/1/18(3)	75,000	75,000
(Floating, ICE LIBOR USD 1M - 0.14%) 1.44%, 3/3/18(3)	30,000	30,000
(Floating, ICE LIBOR USD 1M - 0.11%) 1.47%, 3/4/18(3)	50,000	50,000
(Floating, ICE LIBOR USD 1M - 0.08%) 1.50%, 3/4/18(3)	95,000	95,000
(Floating, ICE LIBOR USD 1M - 0.14%) 1.44%, 3/5/18(3)	40,000	40,000
(Floating, ICE LIBOR USD 1M - 0.14%) 1.44%, 3/6/18(3)	125,000	125,000
(Floating, ICE LIBOR USD 3M - 0.17%) 1.35%, 3/7/18(4)	30,000	30,000
(Floating, ICE LIBOR USD 1M - 0.09%) 1.49%, 3/8/18(3)	75,000	75,000
(Floating, ICE LIBOR USD 1M - 0.09%) 1.49%, 3/11/18(3)	15,000	15,000
(Floating, ICE LIBOR USD 1M - 0.11%) 1.47%, 3/12/18(3)	30,000	30,000
(Floating, ICE LIBOR USD 1M - 0.14%) 1.44%, 3/13/18(3)	9,000	9,000
(Floating, ICE LIBOR USD 1M - 0.14%) 1.45%, 3/15/18(3)	21,000	21,000
(Floating, ICE LIBOR USD 1M - 0.09%) 1.50%, 3/15/18(3)	30,000	30,000
(Floating, ICE LIBOR USD 1M - 0.13%) 1.46%, 3/16/18(3)	42,000	42,000
(Floating, ICE LIBOR USD 1M - 0.09%) 1.50%, 3/17/18(3)	25,000	25,000
(Floating, ICE LIBOR USD 1M - 0.13%) 1.46%, 3/20/18(3)	50,000	50,000
(Floating, ICE LIBOR USD 1M - 0.10%) 1.49%, 3/20/18(3)	40,000	40,000
(Floating, ICE LIBOR USD 1M - 0.08%) 1.51%, 3/20/18(3)	33,000	33,000
(Floating, ICE LIBOR USD 1M - 0.14%) 1.45%, 3/21/18(3)	21,000	21,000
(Floating, ICE LIBOR USD 1M - 0.12%) 1.48%, 3/21/18(3)	75,000	75,000
(Floating, ICE LIBOR USD 1M - 0.14%) 1.46%, 3/22/18(3)	85,000	85,000
(Floating, ICE LIBOR USD 1M - 0.11%) 1.49%, 3/22/18(3)	100,000	100,000
(Floating, ICE LIBOR USD 3M - 0.19%) 1.49%, 3/23/18(4)	20,000	20,000
(Floating, ICE LIBOR USD 1M - 0.12%) 1.49%, 3/23/18(3)	85,000	85,000
(Floating, ICE LIBOR USD 1M - 0.04%) 1.57%, 3/23/18(3)	8,000	8,000
(Floating, ICE LIBOR USD 1M - 0.15%) 1.48%, 3/24/18(3)	75,000	75,000
(Floating, ICE LIBOR USD 1M - 0.15%) 1.48%, 3/24/18(3)	130,000	130,000
(Floating, ICE LIBOR USD 1M - 0.14%) 1.48%, 3/24/18(3)	20,000	20,000
(Floating, ICE LIBOR USD 1M - 0.14%) 1.48%, 3/25/18(3)	74,000	74,000
(Floating, ICE LIBOR USD 1M - 0.15%) 1.48%, 3/25/18(3)	335,000	335,000
(Floating, ICE LIBOR USD 1M - 0.13%) 1.49%, 3/25/18(3)	125,000	125,000
(Floating, ICE LIBOR USD 1M - 0.12%) 1.50%, 3/25/18(3)	262,000	262,000

MONEY MARKET PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 53.5%(1) continued
Federal Home Loan Bank - 32.7% continued
(Floating, ICE LIBOR USD 1M - 0.15%) 1.48%, 3/26/18(3)	$65,000	$65,000
(Floating, ICE LIBOR USD 1M - 0.09%) 1.53%, 3/26/18(3)	40,000	40,000
(Floating, ICE LIBOR USD 3M - 0.12%) 1.56%, 3/26/18(3)	8,000	8,000
(Floating, ICE LIBOR USD 3M - 0.22%) 1.48%, 4/6/18(4)	20,000	20,000

		4,634,267

Federal Home Loan Mortgage Corporation - 0.8%
FHLMC Bonds,
1.06%, 6/22/18	55,000	54,960
FHLMC Notes,
(Floating, ICE LIBOR USD 3M - 0.23%) 1.50%, 4/17/18(3)	35,000	35,000
(Floating, ICE LIBOR USD 3M - 0.25%) 1.50%, 4/25/18(3)	25,000	25,000

		114,960

Federal National Mortgage Association - 10.6%
FNMA Bonds,
0.88%, 5/21/18	36,000	35,969
FNMA Discount Notes,
1.33%, 3/22/18(2)	140,000	139,893
1.30%, 3/23/18(2)	660,000	659,472
1.32%, 3/26/18(2)	400,000	399,639
1.13%, 4/2/18(2)	32,374	32,334
1.15%, 4/2/18(2)	175,000	174,785
1.40%, 5/1/18(2)	54,000	53,863

		1,495,955

Total U.S. Government Agencies (Cost $7,567,925)		7,567,925

U.S. GOVERNMENT OBLIGATIONS - 14.0%
U.S. Treasury Bills - 2.0%
1.26%, 5/3/18(2)	50,000	49,890
1.47%, 5/10/18(2)	240,000	239,300

		289,190

U.S. Treasury Floating Rate Notes - 7.4%
(Floating, U.S. Treasury 3M Bill MMY + 0.06%) 1.71%, 3/1/18(3)	21,000	21,001
(Floating, U.S. Treasury 3M Bill MMY + 0.07%) 1.72%, 3/1/18(3)	105,000	105,006
(Floating, U.S. Treasury 3M Bill MMY + 0.14%) 1.79%, 3/1/18(3)	203,000	203,012
(Floating, U.S. Treasury 3M Bill MMY + 0.17%) 1.82%, 3/1/18(3)	190,000	189,985
(Floating, U.S. Treasury 3M Bill MMY + 0.17%) 1.83%, 3/1/18(3)	200,000	200,012
(Floating, U.S. Treasury 3M Bill MMY + 0.19%) 1.84%, 3/1/18(3)	333,000	333,045

		1,052,061

U.S. Treasury Notes - 4.6%
1.00%, 5/15/18	100,000	99,944
1.13%, 6/15/18	68,000	67,967
2.25%, 7/31/18	12,000	12,047
1.00%, 8/15/18	31,000	30,963
1.50%, 8/31/18	42,000	42,005
1.25%, 10/31/18	159,000	158,558
1.75%, 10/31/18	60,000	59,928
1.25%, 11/15/18	12,000	11,976
1.25%, 11/30/18	46,000	45,898
1.38%, 11/30/18	67,000	66,852
1.13%, 1/15/19	53,000	52,697

		648,835

Total U.S. Government Obligations (Cost $1,990,086)		1,990,086

Investments, at Amortized Cost ($9,558,011)		9,558,011

REPURCHASE AGREEMENTS - 32.8%
Joint Repurchase Agreements - 2.1%(5)(6)
Bank of America Securities LLC, dated 2/28/18, repurchase price $6,084
1.31%, 3/7/18	151,048	151,048
Societe Generale, New York Branch, dated 2/28/18, repurchase price $6,084
1.36%, 3/7/18	151,048	151,048

		302,096

Repurchase Agreements - 30.7%(7)
Bank of America N.A., dated 2/28/18, repurchase price $1,210,047
1.39%, 3/1/18	1,210,000	1,210,000

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS - 32.8% continued
Repurchase Agreements - 30.7%(7) continued
Bank of Montreal, dated 2/28/18, repurchase price $250,065
1.33%, 3/7/18	$250,000	$250,000
Bank of Nova Scotia, dated 2/28/18, repurchase price $200,008
1.38%, 3/1/18	200,000	200,000
Barclays Capital, Inc., dated 2/28/18, repurchase price $500,019
1.36%, 3/1/18	500,000	500,000
BNP Paribas S.A., dated 2/16/18, repurchase price $175,228
1.38%, 3/22/18	175,000	175,000
BNP Paribas S.A., dated 2/28/18, repurchase price $100,004
1.37%, 3/1/18	100,000	100,000
Citigroup Global Markets, Inc., dated 2/28/18, repurchase price $304,763
1.38%, 3/1/18	304,751	304,751
Citigroup Global Markets, Inc., dated 2/28/18, repurchase price $70,967
1.37%, 3/1/18	70,964	70,964
HSBC Securities (USA), Inc., dated 2/23/18, repurchase price $500,131
1.35%, 3/2/18	500,000	500,000
JPMorgan Securities LLC, dated 2/28/18, repurchase price $285,011
1.36%, 3/1/18	285,000	285,000
Royal Bank of Canada, New York Branch, dated 2/28/18, repurchase price $500,132
1.36%, 3/7/18	500,000	500,000
Societe Generale, New York Branch, dated 2/23/18, repurchase price $250,066
1.36%, 3/2/18	250,000	250,000

		4,345,715

Total Repurchase Agreements (Cost $4,647,811)		4,647,811

Total Investments - 100.3% (Cost $14,205,822)		14,205,822

Liabilities less Other Assets - (0.3%)		(49,349)

NET ASSETS - 100.0%		$14,156,473

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Discount rate at the time of purchase.
(3)	Variable rate security. Rate as of February 28, 2018 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.
(4)	Variable rate security. Rate as of February 28, 2018 is disclosed.
(5)	Interest rates are reset daily and interest is payable monthly. Rates are determined based on technical market conditions, which currently are driven by supply and demand.
(6)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES

U.S. Treasury Bonds	$153,646	0.63%	7/15/21
U.S. Treasury Notes	$154,288	0.13%	4/15/19

Total	$307,934

(7)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES

FHLB	$2,249	0.00% - 4.00%	3/28/18 - 3/16/37
FHLMC	$313,202	0.00% - 5.97%	9/1/20 - 2/1/48
FNMA	$267,373	1.88% - 7.50%	12/1/23 - 1/1/48
GNMA	$2,040,671	2.00% - 7.00%	3/15/32 - 7/20/67
U.S. Treasury Bills	$3,972	0.00%	3/29/18 - 12/6/18
U.S. Treasury Bonds	$242,791	0.00% - 8.75%	8/15/20 - 11/15/47
U.S. Treasury Notes	$1,587,669	0.38% - 3.63%	3/31/18 - 1/15/27

MONEY MARKET PORTFOLIOS    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2015 (UNAUDITED)

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES

Total	$4,457,927

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Portfolio’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of February 28, 2018:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by U.S. Government Portfolio(1)	$—	$14,205,822	$—	$14,205,822

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At February 28, 2018, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2017.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

3M - 3 Month

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

ICE LIBOR - Intercontinental Exchange London Interbank Offered Rate

MMY - Money Market Yield

USD - United States Dollar

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    5    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT PORTFOLIO	FEBRUARY 28, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 50.3%(1)
Federal Farm Credit Bank - 16.4%
FFCB Bonds,
1.23%, 7/27/18	$16,000	$15,998
1.30%, 9/4/18	63,800	63,800
FFCB Discount Notes,
1.17%, 3/1/18(2)	10,000	10,000
1.22%, 4/2/18(2)	20,000	19,979
1.26%, 4/12/18(2)	11,000	10,984
1.26%, 4/18/18(2)	5,000	4,992
1.26%, 4/24/18(2)	17,000	16,968
1.24%, 5/7/18(2)	40,000	39,909
1.25%, 5/7/18(2)	27,000	26,936
1.27%, 5/9/18(2)	18,000	17,957
1.25%, 5/31/18(2)	61,000	60,810
1.25%, 6/4/18(2)	35,000	34,886
1.67%, 6/5/18(2)	28,000	27,877
1.27%, 6/6/18(2)	10,000	9,966
1.27%, 6/7/18(2)	11,000	10,963
1.67%, 6/7/18(2)	20,000	19,910
1.27%, 6/12/18(2)	28,000	27,900
1.30%, 6/15/18(2)	72,000	71,729
1.26%, 6/19/18(2)	21,370	21,288
1.29%, 6/26/18(2)	40,000	39,835
1.27%, 6/27/18(2)	24,000	23,902
1.27%, 7/12/18(2)	12,000	11,945
1.28%, 7/16/18(2)	12,000	11,942
1.53%, 7/16/18(2)	64,000	63,632
1.27%, 7/23/18(2)	40,000	39,800
1.26%, 7/25/18(2)	35,000	34,823
1.27%, 7/30/18(2)	73,000	72,617
1.32%, 8/15/18(2)	20,000	19,878
1.33%, 8/15/18(2)	30,000	29,818
1.67%, 8/20/18(2)	10,000	9,921
1.39%, 8/23/18(2)	72,000	71,521
1.30%, 9/7/18(2)	20,000	19,865
1.42%, 9/13/18(2)	30,000	29,771
1.60%, 9/24/18(2)	37,000	36,664
1.50%, 10/1/18(2)	10,000	9,912
1.53%, 10/10/18(2)	25,000	24,766
1.61%, 10/29/18(2)	28,000	27,701
1.83%, 1/2/19(2)	15,000	14,770
1.83%, 1/4/19(2)	20,000	19,691
FFCB Notes,
(Floating, U.S. Federal Funds - 0.03%) 1.40%, 3/1/18(3)	100,000	99,941
(Floating, U.S. Federal Funds - 0.01%) 1.41%, 3/1/18(3)	139,500	139,478
(Floating, U.S. Federal Funds + 0.00%) 1.42%, 3/1/18(3)	115,000	115,000
(Floating, U.S. Federal Funds + 0.02%) 1.44%, 3/1/18(3)	11,000	10,999
(Floating, U.S. Federal Funds + 0.03%) 1.45%, 3/1/18(3)	85,000	84,992
(Floating, ICE LIBOR USD 1M - 0.07%) 1.51%, 3/1/18(3)	100,000	100,000
(Floating, U.S. Federal Funds + 0.24%) 1.66%, 3/1/18(3)	34,000	33,999
(Floating, U.S. Federal Funds + 0.25%) 1.67%, 3/1/18(3)	133,000	132,993
(Floating, ICE LIBOR USD 1M - 0.09%) 1.50%, 3/2/18(3)	130,000	129,985
(Floating, ICE LIBOR USD 1M - 0.06%) 1.61%, 3/2/18(3)	60,000	60,000
(Floating, ICE LIBOR USD 1M - 0.10%) 1.48%, 3/3/18(3)	52,000	51,998
(Floating, ICE LIBOR USD 1M - 0.07%) 1.51%, 3/3/18(3)	70,000	69,997
(Floating, ICE LIBOR USD 1M + 0.18%) 1.76%, 3/4/18(3)	34,000	34,000
(Floating, ICE LIBOR USD 1M - 0.10%) 1.49%, 3/7/18(3)	150,000	149,994
(Floating, ICE LIBOR USD 1M + 0.17%) 1.75%, 3/8/18(4)	34,000	34,000
(Floating, ICE LIBOR USD 1M + 0.04%) 1.62%, 3/10/18(3)	200,000	200,171
(Floating, ICE LIBOR USD 1M + 0.11%) 1.69%, 3/12/18(3)	48,000	47,999
(Floating, ICE LIBOR USD 1M - 0.08%) 1.50%, 3/13/18(3)	130,000	129,989
(Floating, ICE LIBOR USD 1M - 0.08%) 1.51%, 3/13/18(3)	80,000	79,989
(Floating, ICE LIBOR USD 1M - 0.08%) 1.51%, 3/16/18(3)	131,000	130,999
(Floating, ICE LIBOR USD 1M - 0.10%) 1.49%, 3/17/18(3)	173,000	173,006
(Floating, ICE LIBOR USD 1M - 0.09%) 1.50%, 3/20/18(3)	170,000	170,000
(Floating, ICE LIBOR USD 1M + 0.12%) 1.71%, 3/20/18(3)	45,000	45,000
(Floating, ICE LIBOR USD 1M + 0.12%) 1.71%, 3/21/18(4)	125,014	125,013

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 50.3%(1) continued
Federal Farm Credit Bank - 16.4% continued
(Floating, ICE LIBOR USD 1M - 0.07%) 1.54%, 3/23/18(3)	$70,000	$69,997
(Floating, ICE LIBOR USD 1M - 0.13%) 1.49%, 3/25/18(3)	104,000	103,998
(Floating, ICE LIBOR USD 1M - 0.08%) 1.54%, 3/25/18(3)	166,000	165,996
(Floating, ICE LIBOR USD 1M - 0.14%) 1.51%, 3/28/18(3)	97,000	96,997
(Floating, ICE LIBOR USD 3M - 0.15%) 1.59%, 4/17/18(3)	115,000	114,987

		4,027,143

Federal Home Loan Bank - 33.5%
FHLB Bonds,
0.88%, 3/19/18	118,000	117,993
0.88%, 6/29/18	123,830	123,660
0.63%, 8/7/18	60,000	59,827
FHLB Discount Notes,
1.28%, 3/7/18(2)	75,000	74,984
1.31%, 3/7/18(2)	315,000	314,932
1.32%, 3/7/18(2)	100,000	99,978
1.37%, 3/7/18(2)	42,000	41,991
1.33%, 3/16/18(2)	333,000	332,816
1.28%, 3/19/18(2)	197,000	196,875
1.28%, 3/21/18(2)	202,000	201,857
1.33%, 3/21/18(2)	29,000	28,978
1.34%, 3/21/18(2)	111,450	111,365
1.38%, 3/21/18(2)	44,000	43,967
1.39%, 3/21/18(2)	80,000	79,939
1.41%, 3/21/18(2)	130,000	129,899
1.27%, 3/22/18(2)	256,205	256,017
1.33%, 3/22/18(2)	60,575	60,528
1.37%, 3/22/18(2)	80,000	79,936
1.28%, 3/23/18(2)	135,000	134,893
1.29%, 3/23/18(2)	135,000	134,893
1.60%, 4/13/18(2)	25,000	24,953
1.61%, 4/16/18(2)	100,000	99,797
1.61%, 4/18/18(2)	85,000	84,820
1.59%, 4/30/18(2)	135,000	134,642
1.56%, 5/11/18(2)	40,000	39,877
1.64%, 5/18/18(2)	85,000	84,699
1.66%, 5/18/18(2)	40,000	39,858
1.65%, 5/23/18(2)	153,000	152,418
1.68%, 5/25/18(2)	475,000	473,127
1.26%, 6/1/18(2)	47,000	46,850
1.27%, 6/1/18(2)	9,000	8,971
1.55%, 6/12/18(2)	75,000	74,655
1.26%, 6/13/18(2)	221,000	220,202
1.51%, 6/14/18(2)	230,000	228,994
1.52%, 6/14/18(2)	688,000	684,990
1.64%, 6/15/18(2)	105,000	104,484
1.69%, 6/15/18(2)	115,000	114,435
1.26%, 7/27/18(2)	15,000	14,923
1.27%, 8/3/18(2)	160,000	159,139
FHLB Notes,
(Floating, ICE LIBOR USD 3M - 0.16%) 1.32%, 3/1/18(3)	93,000	93,000
(Floating, ICE LIBOR USD 1M - 0.13%) 1.45%, 3/1/18(3)	220,000	219,995
(Floating, ICE LIBOR USD 1M - 0.14%) 1.44%, 3/3/18(3)	125,000	125,000
(Floating, ICE LIBOR USD 1M - 0.08%) 1.50%, 3/4/18(3)	165,000	165,000
(Floating, ICE LIBOR USD 1M - 0.14%) 1.44%, 3/5/18(3)	175,000	175,000
(Floating, ICE LIBOR USD 3M - 0.17%) 1.35%, 3/7/18(4)	150,000	150,000
(Floating, ICE LIBOR USD 1M - 0.09%) 1.49%, 3/11/18(3)	80,000	80,000
(Floating, ICE LIBOR USD 1M - 0.14%) 1.44%, 3/13/18(3)	42,000	42,000
(Floating, ICE LIBOR USD 1M - 0.14%) 1.45%, 3/15/18(3)	88,000	88,000
(Floating, ICE LIBOR USD 1M - 0.13%) 1.46%, 3/16/18(3)	177,000	177,000
(Floating, ICE LIBOR USD 1M - 0.14%) 1.45%, 3/21/18(3)	92,000	92,000
(Floating, ICE LIBOR USD 1M - 0.11%) 1.49%, 3/22/18(3)	165,000	165,000
(Floating, ICE LIBOR USD 3M - 0.19%) 1.49%, 3/23/18(4)	105,000	105,000
(Floating, ICE LIBOR USD 1M - 0.04%) 1.57%, 3/23/18(3)	38,000	38,000
(Floating, ICE LIBOR USD 1M - 0.15%) 1.48%, 3/24/18(3)	230,000	230,000
(Floating, ICE LIBOR USD 1M - 0.14%) 1.48%, 3/24/18(3)	94,000	94,000
(Floating, ICE LIBOR USD 1M - 0.14%) 1.48%, 3/25/18(3)	64,000	64,000
(Floating, ICE LIBOR USD 1M - 0.13%) 1.49%, 3/25/18(3)	205,000	205,000

MONEY MARKET PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 50.3%(1) continued
Federal Home Loan Bank - 33.5% continued
(Floating, ICE LIBOR USD 1M - 0.12%) 1.50%, 3/25/18(3)	$235,000	$235,000
(Floating, ICE LIBOR USD 1M - 0.15%) 1.48%, 3/26/18(3)	102,000	102,000
(Floating, ICE LIBOR USD 3M - 0.12%) 1.56%, 3/26/18(3)	38,000	38,000
(Floating, ICE LIBOR USD 3M - 0.22%) 1.48%, 4/6/18(4)	100,000	100,000

		8,200,157

Tennessee Valley Authority - 0.4%
TVA Bonds,
4.50%, 4/1/18	25,406	25,476
1.75%, 10/15/18	72,392	72,494

		97,970

Total U.S. Government Agencies (Cost $12,325,270)		12,325,270

U.S. GOVERNMENT OBLIGATIONS - 11.9%
U.S. Treasury Bills - 2.5%
1.26%, 5/3/18(2)	220,000	219,515
1.47%, 5/10/18(2)	385,000	383,877

		603,392

U.S. Treasury Floating Rate Notes - 4.3%
(Floating, U.S. Treasury 3M Bill MMY + 0.06%) 1.71%, 3/1/18(3)	94,000	94,007
(Floating, U.S. Treasury 3M Bill MMY + 0.14%) 1.79%, 3/1/18(3)	210,000	209,981
(Floating, U.S. Treasury 3M Bill MMY + 0.17%) 1.82%, 3/1/18(3)	122,000	121,990
(Floating, U.S. Treasury 3M Bill MMY + 0.17%) 1.83%, 3/1/18(3)	180,000	180,082
(Floating, U.S. Treasury 3M Bill MMY + 0.19%) 1.84%, 3/1/18(3)	451,153	451,239

		1,057,299

U.S. Treasury Notes - 5.1%
1.13%, 6/15/18	290,000	289,855
2.25%, 7/31/18	47,000	47,186
1.00%, 8/15/18	125,000	124,851
1.50%, 8/31/18	184,000	184,031
0.75%, 10/31/18	100,000	99,222
1.25%, 11/15/18	57,000	56,885
1.25%, 11/30/18	209,000	208,535
1.38%, 11/30/18	146,000	145,713
1.13%, 1/15/19	85,000	84,514

		1,240,792

Total U.S. Government Obligations (Cost $2,901,483)		2,901,483

Investments, at Amortized Cost ( $15,226,753)		15,226,753

REPURCHASE AGREEMENTS - 38.1%(5)
Repurchase Agreements - 38.1%
Bank of America N.A., dated 2/28/18, repurchase price $465,019 1.39%, 3/1/18	465,000	465,000
Bank of Nova Scotia, dated 2/28/18, repurchase price $450,017 1.36%, 3/1/18	450,000	450,000
Barclays Capital, Inc., dated 2/28/18, repurchase price $2,425,092 1.36%, 3/1/18	2,425,000	2,425,000
BNP Paribas S.A., dated 2/28/18, repurchase price $180,007 1.38%, 3/1/18	180,000	180,000
Citigroup Global Markets, Inc., dated 2/28/18, repurchase price $273,215 1.38%, 3/1/18	273,205	273,205
Federal Reserve Bank of New York, dated 2/28/18, repurchase price $3,150,111 1.25%, 3/1/18	3,150,000	3,150,000
JPMorgan Securities LLC, dated 2/28/18, repurchase price $1,000,037 1.36%, 3/1/18	1,000,000	1,000,000
JPMorgan Securities LLC, dated 2/28/18, repurchase price $195,007 1.38%, 3/1/18	195,000	195,000
Merrill Lynch, dated 2/28/18, repurchase price $700,027 1.39%, 3/1/18	700,000	700,000

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT PORTFOLIO continued	FEBRUARY 28, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS - 38.1%(5) continued
Repurchase Agreements - 38.1% continued
Royal Bank of Canada, New York Branch, dated 2/28/18, repurchase price $250,010
1.37%, 3/1/18	$250,000	$250,000
Societe Generale, New York Branch, dated 2/28/18, repurchase price $250,010
1.38%, 3/1/18	250,000	250,000

		9,338,205

Total Repurchase Agreements (Cost $9,338,205)		9,338,205

Total Investments - 100.3% (Cost $24,564,958)		24,564,958

Liabilities less Other Assets - (0.3%)		(73,204)

NET ASSETS - 100.0%		$24,491,754

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Discount rate at the time of purchase.
(3)	Variable rate security. Rate as of February 28, 2018 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.
(4)	Variable rate security. Rate as of February 28, 2018 is disclosed.
(5)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)		COUPON RATES	MATURITY DATES

FHLMC	$221,343		2.10% - 8.00%	1/1/20 - 1/1/48
FNMA	$402,146		2.50% - 7.00%	11/1/21 - 3/1/48
GNMA	$1,409,196		3.00% - 7.00%	10/20/38 - 2/20/48
U.S. Treasury Bills	$—	*	0.00%	7/19/18
U.S. Treasury Bonds	$1,052,325		0.00% - 7.25%	2/15/19 - 11/15/47
U.S. Treasury Notes	$6,325,527		0.13% - 3.88%	4/15/18 - 8/15/25
U.S. Treasury Strips	$76,179		0.00%	8/15/18 - 8/15/27

Total	$9,486,716

*	Amount rounds to less than one thousand.

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Portfolio’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of February 28, 2018:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by U.S. Government Select Portfolio(1)	$—	$24,564,958	$—	$24,564,958

(1)	Classifications as defined in the Schedule of Investments

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At February 28, 2018, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2017.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

3M - 3 Month

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

ICE LIBOR - Intercontinental Exchange London Interbank Offered Rate

MMY - Money Market Yield

TVA - Tennessee Valley Authority

USD - United States Dollar

MONEY MARKET PORTFOLIOS    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO	FEBRUARY 28, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 101.3%
Alabama – 0.1%
Tuscaloosa County IDA Gulf Opportunity Zone Variable Revenue Bonds, Hunt Refining Project (JPMorgan Chase Bank N.A. LOC), 1.13%, 3/8/18(1) (2)	$500	$500

California – 1.3%
California State Statewide Communities Development Authority MFH Variable Revenue Bonds, Series WW (AMT), David Avenue Apartments, 1.15%, 3/8/18(1) (2)	4,600	4,600

Colorado – 1.4%
Colorado City Springs Utilities Variable Revenue Bonds, Series C, 1.08%, 3/8/18(1) (2)	2,900	2,900
Colorado Health Facilities Authority Variable Revenue Bonds, Boulder Community Hospital Project (JPMorgan Chase Bank N.A. LOC), 1.15%, 3/8/18(1) (2)	200	200
Colorado State Housing & Finance Authority SFM Adjustable Revenue Bonds, 1.08%, 3/8/18(1) (2)	1,930	1,930

		5,030

Florida – 11.5%
Florida State Housing Finance Agency MFH Adjustable Revenue Bonds (FNMA Insured), 1.12%, 3/8/18(1) (2)	3,000	3,000
Highlands County Health Facilities Authority Variable Revenue Bonds, Adventist Health System, 1.08%, 3/8/18(1) (2)	14,070	14,070
Highlands County Health Facilities Authority Variable Revenue Refunding Bonds, Hospital Adventist Health, 1.08%, 3/8/18(1) (2)	3,100	3,100
JEA Electric System Variable Revenue Bonds, Series Three-C-1, 1.12%, 3/8/18(1) (2)	2,000	2,000
Miami-Dade County Seaport Variable Revenue Bonds, Series A (Bank of Tokyo-Mitsubishi UFJ LOC), 1.09%, 3/8/18(1) (2)	2,300	2,300
Miami-Dade Special Obligation Variable Revenue Bonds, Series B, Juvenile Courthouse Project (AMBAC Insured) (TD Bank N.A. LOC), 1.08%, 3/8/18(1) (2)	2,700	2,700
Orange County HFA Variable Revenue Bonds, Series B (AMT), Marbella Cove (Washington Mutual Bank LOC), 1.16%, 3/8/18(1) (2)	4,185	4,185
Sunshine Florida State Governmental Financing Commission Variable Revenue Bonds, Miami Dade County Program (MUFG Union Bank N.A. LOC), 1.12%, 3/8/18(1) (2)	9,000	9,000

		40,355

Georgia – 2.1%
Bacon Industrial Building Authority Adjustable Revenue Bonds, Series B (AMT), D.L Lee & Sons, Inc. Project (Branch Banking & Trust LOC), 1.15%, 3/8/18(1) (2)	3,570	3,570
Gordon County Development Authority Adjustable Revenue Bonds (AMT), Pine Hall Brick Co., Inc. Project (Branch Banking & Trust LOC), 1.15%, 3/8/18(1) (2)	1,225	1,225
Gwinnett County Development Authority Variable Revenue Bonds, Goodwill of North Georgia, Inc. Project (Branch Banking & Trust LOC), 1.09%, 3/8/18(1) (2)	2,495	2,495

		7,290

Illinois – 11.7%
Illinois Development Finance Authority Variable Revenue Bonds (AMT), Durex Industries Project (U.S. Bank N.A. LOC), 1.27%, 3/8/18(1) (2)	2,150	2,150
Illinois Educational Facilities Authority Adjustable Revenue Bonds, Augustana College (Harris Bank Joliet LOC), 1.09%, 3/8/18(1) (2)	5,090	5,090

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 101.3% continued
Illinois – 11.7% continued
Illinois State Development Finance Authority Convertible Variable Revenue Bonds, Evanston Northwestern, 1.10%, 3/1/18(1) (2)	$3,200	$3,200
Illinois State Development Finance Authority Variable Revenue Bonds, North Park University Project (U.S. Bank N.A. LOC), 1.08%, 3/8/18(1) (2)	800	800
Illinois State Development Finance Authority Variable Revenue Bonds, St. Ignatius College Project (PNC Bank N.A. LOC), 1.10%, 3/8/18(1) (2)	1,900	1,900
Illinois State Finance Authority MFH Variable Revenue Bonds (AMT), Autumn Ridge Apartments, 1.14%, 3/8/18(1) (2)	4,175	4,175
Illinois State Finance Authority Solid Waste Variable Revenue Bonds (AMT), Disposal Facility Kuusakoski (Nordea Bank AB LOC), 1.21%, 3/8/18(1) (2)	5,525	5,525
Illinois State Finance Authority Variable Revenue Bonds, Community Action Partnership (Citibank N.A. LOC), 1.15%, 3/8/18(1) (2)	1,800	1,800
Illinois State Finance Authority Variable Revenue Bonds, University of Chicago Medical Center (PNC Bank N.A. LOC), 1.10%, 3/1/18(1) (2)	2,000	2,000
Illinois State Finance Authority Variable Revenue Bonds, University of Chicago Medical Center, Series D-2 (PNC Bank N.A. LOC), 1.10%, 3/1/18(1) (2)	5,200	5,200
Illinois State Toll Highway Authority Senior Priority Variable Revenue Bonds, Series A-2A (Bank of Tokyo-Mitsubishi UFJ LOC), 1.14%, 3/8/18(1) (2)	2,000	2,000
Illinois State Toll Highway Authority Variable Senior Priority Revenue Bonds (PNC Bank N.A. LOC), 1.16%, 3/8/18(1) (2)	1,500	1,500
Indiana State Finance Authority Adjustable Revenue Bonds, Northwestern University, 1.05%, 3/8/18(1) (2)	2,250	2,250
Savanna Industrial Development Variable Revenue Bonds, Metform LLC Project (Bank of America N.A. LOC), 1.17%, 3/8/18(1) (2)	3,400	3,400

		40,990

Indiana – 0.4%
Indiana State Development Finance Authority Variable Revenue Bonds (AMT), TTP, Inc. Project (U.S. Bank N.A. LOC), 1.27%, 3/8/18(1) (2)	1,330	1,330

Iowa – 4.2%
Iowa Finance Authority Variable Community Revenue Bonds, Series B, Wesley Retirement Services (Bank of America N.A. LOC), 1.10%, 3/8/18(1) (2)	2,860	2,860
Iowa Higher Education Loan Authority Variable Revenue Bonds, Loras College Project (Bank of America N.A. LOC), 1.22%, 3/1/18(1) (2)	500	500
Iowa State Finance Authority Variable Revenue Bonds, Wesley Retirement Services (Bank of America N.A. LOC), 1.10%, 3/8/18(1) (2)	1,625	1,625
Iowa State Higher Educational Loan Authority Variable Revenue Refunding Bonds, Loras Private College Facility (Bank of America N.A. LOC), 1.22%, 3/1/18(1) (2)	9,800	9,800

		14,785

Kansas – 0.3%
Mission MFH Variable Revenue Refunding Bonds (AMT), The Falls Apartments Project (U.S. Bank N.A. LOC), 1.16%, 3/8/18(1) (2)	1,000	1,000

MONEY MARKET PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 101.3% continued
Louisiana - 6.0%
East Baton Rouge Parish IDB, Inc. Variable Revenue Bonds, Exxon Mobil Project, 1.14%, 3/1/18(1) (2)	$8,000	$8,000
East Baton Rouge Parish IDB, Inc. Variable Revenue Bonds, Series A, Exxon Mobil Project, 1.14%, 3/1/18(1) (2)	7,000	7,000
Louisiana Offshore Terminal Authority Deepwater Port Variable Revenue Refunding Bonds, Loop LLC Project (JPMorgan Chase Bank N.A. LOC), 1.12%, 3/8/18(1) (2)	5,000	5,000
Louisiana State Public Facilities Authority Variable Revenue Refunding Bonds MFH (FNMA Insured), 1.13%, 3/8/18(1) (2)	900	900

		20,900

Maryland - 0.1%
Maryland Health & Higher Educational Facilities Authority Variable Revenue Bonds (Manufacturers & Traders LOC), 1.14%, 3/8/18(1) (2)	290	290

Massachusetts - 0.1%
Massachusetts State Housing Finance Agency Variable Revenue Bonds, Princeton Westford Project (Bank of America N.A. LOC), 1.11%, 3/8/18(1) (2)	545	545

Michigan - 0.7%
Michigan State Finance Authority Revenue Bonds, Healthcare Equipment Loan Program (JPMorgan Chase Bank N.A. LOC), 1.12%, 3/8/18(1) (2)	2,355	2,355

Minnesota - 4.2%
Bloomington MFH Variable Revenue Refunding Bonds (AMT), Norlan Partner (FNMA LOC), 1.20%, 3/8/18(1) (2)	4,690	4,690
Hennepin County Variable G.O. Unlimited Bonds, Series B, 1.11%, 3/8/18(1) (2)	3,000	3,000
Minnesota State Housing Finance Agency Variable Revenue Refunding Bonds (AMT) (GNMA/FNMA/FHLMC Insured), 1.13%, 3/8/18(1) (2)	500	500
Minnetonka MFH Variable Revenue Refunding Bonds, Minnetonka Hills Apartments, (FNMA LOC), 1.18%, 3/8/18(1) (2)	3,565	3,565
Saint Paul Port Authority MFH Variable Revenue Refunding Bonds, Bigos Sibley Project, 1.21%, 3/8/18(1) (2)	3,000	3,000

		14,755

Mississippi - 4.0%
Mississippi State Business Finance Commission Gulf Opportunity Zone Variable Revenue Bonds, Series C, Chevron U.S.A., Inc. Project, 1.12%, 3/1/18(1) (2)	50	50
Mississippi State Business Finance Commission Gulf Opportunity Zone Variable Revenue Bonds, Series E, Chevron U.S.A., Inc. Project, 1.11%, 3/1/18(1) (2)	3,200	3,200
Mississippi State Business Finance Commission Gulf Opportunity Zone Variable Revenue Bonds, Series F, Chevron U.S.A., Inc. Project, 1.11%, 3/1/18(1) (2)	2,700	2,700
Mississippi State Business Finance Commission Gulf Opportunity Zone Variable Revenue Bonds, Series L, Chevron U.S.A., Inc. Project, 1.11%, 3/1/18(1) (2)	8,000	8,000

		13,950

Missouri - 4.4%
Platte County IDA MFH Adjustable Revenue Refunding Bonds, Housing - Wexford Place Project, 1.13%, 3/8/18(1) (2)	115	115
Springfield IDA Variable Revenue Bonds (AMT), ABEC, Inc. Project, Plant Expansion (Guaranty Bank LOC), 1.16%, 3/8/18(1) (2)	4,815	4,815

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 101.3% continued
Missouri - 4.4% continued
St. Louis IDA Variable Revenue Bonds, Mid-America Transplant Services Project (BMO Harris Bank N.A. LOC), 1.11%, 3/1/18(1) (2)	$10,585	$10,585

		15,515

Nebraska - 0.6%
Lancaster County Hospital Authority No. 1 Variable Revenue Refunding, Bryan Lgh Medical Center B-1 U.S. Bank N.A. LOC), 1.11%, 3/1/18(1) (2)	2,000	2,000

New Jersey - 2.8%
RBC Municipal Products, Inc. Trust Revenue Notes, Series 2018-E117 (Royal Bank of Canada LOC), 1.16%, 3/1/18(1) (3)	10,000	10,000

New Mexico - 0.9%
New Mexico State Mortgage Finance Authority MFH Variable Revenue Bonds, Series A, Villas San Ignacio (FHLMC LOC), 1.09%, 3/8/18(1) (2)	3,000	3,000

New York - 17.8%
Metropolitan Transportation Authority New York Variable Revenue Bonds, Subseries E-2 (Bank of America N.A. LOC), 1.10%, 3/8/18(1) (2)	4,000	4,000
Metropolitan Transportation Authority Variable Revenue Bonds, Subseries E-1 (U.S. Bank N.A. LOC), 1.11%, 3/1/18(1) (2)	2,400	2,400
New York Adjustable G.O. Unlimited Bonds, Series I, Subseries I-4 (TD Bank N.A. LOC), 1.10%, 3/1/18(1) (2)	4,500	4,500
New York Adjustable G.O. Unlimited Bonds, Series I, Subseries I-8, 1.11%, 3/1/18(1) (2)	3,200	3,200
New York Adjustable G.O. Unlimited Bonds, Subseries G-7 (Bank of Tokyo-Mitsubishi UFJ LOC), 1.11%, 3/1/18(1) (2)	1,200	1,200
New York City Housing Development Corp. MFH Mortgage Variable Revenue Bonds, 245 East 124th Street (FHLMC LOC), 1.08%, 3/8/18(1) (2)	2,000	2,000
New York City Housing Development Corp. Multi-Family Mortgage Variable Revenue Bonds, Series A (AMT), 1405 Fifth Avenue Apartments (Citibank N.A. LOC), 1.13%, 3/8/18(1) (2)	3,765	3,765
New York City Municipal Water Finance Authority Water & Sewer System Adjustable Revenue Bonds, Second Generation Resolution,
1.10%, 3/1/18(1) (2)	10,000	10,000
1.12%, 3/1/18(1) (2)	9,000	9,000
New York City Municipal Water Finance Authority Water & Sewer System Adjustable Revenue Bonds, Subseries B, Fiscal 2012, 1.11%, 3/1/18(1) (2)	600	600
New York City Transitional Finance Authority Future Tax Adjustable Revenue Bonds, Series A Subseries A-6, 1.11%, 3/1/18(1) (2)	15,400	15,400
New York City Transitional Finance Authority Future Tax Secured Adjustable Revenue Bonds, 1.13%, 3/1/18(1) (2)	2,550	2,550
New York City Transitional Finance Authority Future Tax Secured Variable Revenue Bonds, 1.10%, 3/1/18(1) (2)	1,000	1,000
New York Variable G.O. Unlimited Bonds, Subseries A-3 (Mizuho Bank Ltd. LOC), 1.14%, 3/1/18(1) (2)	2,600	2,600
New York Variable G.O. Unlimited Bonds, Subseries L-4 (U.S. Bank N.A. LOC), 1.11%, 3/1/18(1) (2)	150	150

		62,365

MONEY MARKET PORTFOLIOS    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 101.3% continued
North Carolina - 0.9%
Yancey County Industrial Facilities & Pollution Control Financing Authority Variable Revenue Bonds (AMT), Altec Industries, Inc. Project (Branch Banking & Trust LOC), 1.15%, 3/8/18(1) (2)	$3,000	$3,000

Ohio - 2.2%
Cleveland-Cuyahoga County Port Authority Cultural Facility Variable Revenue Bonds, Series C-R, Museum of Art Project, 1.10%, 3/8/18(1) (2)	600	600
Hamilton County Hospital Facilities Variable Revenue Refunding Bonds, Cincinnati Children, 1.09%, 3/8/18(1) (2)	5,000	5,000
Ohio State Common Schools Adjustable G.O. Unlimited Bonds, Series B, 1.06%, 3/8/18(1) (2)	2,000	2,000

		7,600

Oregon - 0.2%
Oregon State Facilities Authority Variable Revenue Bonds, Quatama Crossing Housing - A (FNMA LOC), 1.13%, 3/8/18(1) (2)	700	700

Pennsylvania - 5.5%
Emmaus General Authority Variable Revenue Bonds, Series A, Pennsylvania Loan Program (U.S. Bank N.A. LOC), 1.08%, 3/8/18(1) (2)	5,000	5,000
Geisinger Authority Health System Variable Revenue Bonds, Series A-2, 1.09%, 3/1/18(1) (2)	4,550	4,550
Pennsylvania State Economic Development Financing Authority Exempt Facilities Variable Revenue Bonds, PSEG Power (TD Bank N.A. LOC), 1.08%, 3/8/18(1) (2)	3,500	3,500
RBC Municipal Products, Inc. Trust Floater Certificates For All Revenue Bonds, Series E-111 (Royal Bank of Canada LOC), 1.14%, 3/1/18(1) (2)	3,000	3,000
West Cornwall Township Municipal Authority Senior Living Facility Variable Revenue Bonds, Lebanon Valley (PNC Bank N.A. LOC), 1.09%, 3/8/18(1) (2)	3,080	3,080

		19,130

Rhode Island - 0.2%
Rhode Island State Health & Educational Building Corp. Higher Education Facility Revenue Refunding Bonds, Bryant University (TD Bank N.A. LOC), 1.07%, 3/8/18(1) (2)	800	800

Tennessee - 0.7%
Sevier County Public Building Authority Local Government Public Improvement Variable Revenue Bonds, Series 6-A1 (County Gtd.), 1.10%, 3/8/18(1) (2)	500	500
Sevier County Public Building Authority Variable Revenue Bonds, Local Government Public Improvement (Branch Banking & Trust LOC), 1.10%, 3/8/18(1) (2)	1,910	1,910

		2,410

Texas - 10.9%
Aledo Independent School District School Building G.O. Unlimited Bonds (PSF-Gtd.), 1.11%, 3/8/18(1) (2)	3,400	3,400
Bexar County HFA MFH Variable Revenue Refunding Funds, Altamonte Apartments Project (FNMA LOC), 1.13%, 3/8/18(1) (2)	500	500
Bexar County Housing Finance Corp. MFH Variable Revenue Bonds, Series A, Summit Hills Apartments Project, 1.18%, 3/8/18(1) (2)	3,500	3,500
Brazos Harbor Industrial Development Corp. Variable Revenue Bonds (AMT), BASF Corp. Project, 1.24%, 3/8/18(1) (2)	4,000	4,000

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    5    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 101.3% continued
Texas - 10.9% continued
Harris County Cultural Educational Facilities Finance Corp. Variable Revenue Bonds, Subseries C-1, Methodist Hospital, 1.14%, 3/1/18(1) (3)	$1,000	$1,000
Harris County HFDC Variable Revenue Refunding Bonds, Methodist Hospital System, 1.14%, 3/1/18(1) (2)	2,965	2,965
Harris County Hospital District Senior Lien Variable Revenue Refunding Bonds (JPMorgan Chase N.A. Bank LOC), 1.12%, 3/8/18(1) (2)	200	200
Lower Neches Valley Authority Industrial Development Corp. Variable Revenue Refunding Bonds, Series A, Exxon Mobil Project, 1.12%, 3/1/18(1) (2)	2,000	2,000
Lower Neches Valley Authority Industrial Development Corp. Variable Revenue Refunding Bonds, Subseries B-2 (AMT), 1.14%, 3/1/18(1) (2)	10,000	10,000
Mansfield Industrial Development Corp. Revenue Bonds (AMT), Aces-Pier 1-Imports-Texas, Inc. Project (JPMorgan Chase Bank N.A. LOC), 1.19%, 3/8/18(1) (2)	2,000	2,000
San Antonio Housing Finance Corp. MFH Variable Revenue Bonds, Artisan at San Pedro Creek Apartments Project (FHLMC LOC), 1.09%, 3/8/18(1) (2)	2,000	2,000
Texas State Department of Housing & Community Affairs Variable Revenue Bonds (AMT), Timber Point Apartments (FHLMC LOC), 1.16%, 3/8/18(1) (2)	1,730	1,730
Texas State TRANS, 4.00%, 8/30/18	5,000	5,067

		38,362

Utah - 2.3%
Murray City Hospital Variable Revenue Bonds, Series C, IHC Health Services, Inc., 1.11%, 3/1/18(1) (2)	4,000	4,000
Utah State Housing Corp. MFH Variable Revenue Bonds, Florentine Villas-A (FHLMC LOC), 1.09%, 3/8/18(1) (2)	4,000	4,000

		8,000

Washington - 2.7%
Washington State Housing Finance Commission Variable Revenue Bonds, Kitts Corner Apartments Project (FHLB LOC), 1.13%, 3/8/18(1) (2)	5,000	5,000
Washington State Housing Finance Commission Variable Revenue Bonds, Series A (AMT), Whisperwood Apartments Project (FNMA LOC), 1.14%, 3/8/18(1) (2)	4,650	4,650

		9,650

West Virginia - 0.8%
West Virginia State Hospital Finance Authority Variable Revenue Refunding & Improvement Bonds, Series A, Cabell Hospital (Branch Banking & Trust LOC), 1.12%, 3/8/18(1) (2)	2,910	2,910

Municipal States Pooled Securities - 0.3%
Tender Option Bond Trust Receipts/CTFS Various States Floaters Revenue Bonds, Series 2017-XM0492, 1.12%, 3/8/18(1) (2) (4)	1,000,000	1,000

Total Municipal Investments (Cost $355,125)		355,117

Total Investments - 101.3% (Cost $355,125)		355,117

Liabilities less Other Assets - (1.3%)		(4,562)

NET ASSETS - 100.0%		$350,555

(1)	Rate is determined by a remarketing agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.
(2)	Variable rate security. Rate as of February 28, 2018 is disclosed. Maturity date represents the date when principal payments may be due, taking into account any call options exercised and any permissible maturity shortening features.

MONEY MARKET PORTFOLIOS    6    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2018 (UNAUDITED)

(3)	Variable rate security. Rate as of February 28, 2018 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.

(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of this security is determined based on valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Institutional Funds.

Percentages shown are based on Net Assets.

At February 28, 2018, the industry sectors for the Portfolio were:

INDUSTRY SECTOR	% OF TOTAL INVESTMENTS
Hospital	20.9%
Housing	17.6
IDB & PCR	11.6
Industrial	8.2
City	6.3
State	6.2
Water & Sewer	6.1
Miscellaneous Revenues	5.9
University	5.2
All other sectors less than 5%	12.0

Total	100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Portfolio’s investments by the above fair value hierarchy as of February 28, 2018:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Municipal Investments(1)	$—	$355,117	$—	$355,117

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At February 28, 2018, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2017.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AMBAC - American Municipal Bond Assurance

AMT - Alternative Minimum Tax

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

GNMA - Government National Mortgage Association

Gtd. - Guaranteed

HFA - Housing Finance Authority

HFDC - Health Facilities Development Corporation

IDA - Industrial Development Authority

IDB - Industrial Development Board

LOC - Letter of Credit

MFH - Multifamily Housing

PCR - Pollution Control Revenue

PSF - Permanent School Fund

SFM - Single Family Mortgage

TRANS - Tax Revenue Anticipation Notes

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    7    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO	FEBRUARY 28, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ABS COMMERCIAL PAPER - 6.2%
ABS Other - 6.2%
Collateralized Commercial Paper Co. LLC, (Floating, ICE LIBOR USD 1M + 0.20%) 1.79%, 3/19/18(1)	$16,000	$16,000
Concord Minutemen Capital Co. LLC, Class A, 1.88%, 5/10/18	30,000	29,886
Kells Funding LLC, 1.72%, 4/9/18(2)	21,000	20,959
Lexington Parker Capital Co. LLC, 2.03%, 4/23/18(2)	15,000	14,959
Nieuw Amsterdam Receivables Corp., 1.81%, 5/16/18	15,000	14,936
1.83%, 6/8/18(2)	20,000	19,884
Ridgefield Funding Co. LLC, 1.85%, 5/17/18	25,000	24,890
Starbird Funding Corp., 1.83%, 5/11/18(2)	20,000	19,923

		161,437

Total ABS Commercial Paper (Cost $161,483)		161,437

CERTIFICATES OF DEPOSIT - 32.8%
Banking - 32.0%
Australia and New Zealand Banking Group, (Floating, ICE LIBOR USD 1M + 0.20%) 1.80%, 3/23/18(1)	20,000	20,000
Bank of America N.A., New York Branch, (Floating, ICE LIBOR USD 1M + 0.12%) 1.71%, 3/19/18(1)	20,000	20,000
1.45%, 4/4/18	10,000	9,998
Bank of Montreal, 1.42%, 3/15/18	20,000	19,998
Bank of Montreal, Chicago Branch,
(Floating, ICE LIBOR USD 1M + 0.22%) 1.80%, 3/7/18(1)	15,000	15,001
(Floating, ICE LIBOR USD 1M + 0.20%) 1.78%, 3/12/18(1)	15,000	15,000
(Floating, ICE LIBOR USD 1M + 0.13%) 1.76%, 3/27/18(3)	20,000	20,000
(Floating, ICE LIBOR USD 1M + 0.25%) 1.90%, 3/28/18(1)	15,000	15,000
2.10%, 6/1/18	20,000	20,000
Bank of Nova Scotia, Houston Branch,
(Floating, ICE LIBOR USD 1M + 0.17%) 1.75%, 3/2/18(1)	20,000	20,000
(Floating, ICE LIBOR USD 1M + 0.20%) 1.78%, 3/12/18(1)	15,000	15,000
(Floating, ICE LIBOR USD 1M + 0.21%) 1.80%, 3/19/18(1)	2,000	2,000
Bank of Tokyo-Mitsubishi UFJ Ltd., New York Branch, 1.74%, 4/16/18	15,000	14,999
Canadian Imperial Bank of Commerce, (Floating, ICE LIBOR USD 1M + 0.23%) 1.85%, 3/26/18(1)	18,500	18,503
Citibank N.A., New York Branch,
1.72%, 4/11/18	15,000	15,000
1.80%, 5/24/18	10,000	9,995
Commonwealth Bank of Australia, New York Branch,
(Floating, ICE LIBOR USD 1M + 0.34%) 1.92%, 3/2/18(2) (3)	15,000	15,000
(Floating, ICE LIBOR USD 1M + 0.16%) 1.74%, 3/8/18(1)	10,000	10,002
Cooperatieve Rabobank U.A., London Branch,
(Floating, ICE LIBOR USD 1M + 0.22%) 1.80%, 3/6/18(1)	15,000	15,000
(Floating, ICE LIBOR USD 1M + 0.22%) 1.84%, 3/26/18(1)	15,000	15,000
Cooperatieve Rabobank U.A., New York Branch,
(Floating, ICE LIBOR USD 1M + 0.16%) 1.74%, 3/9/18(1)	25,000	24,998
(Floating, ICE LIBOR USD 1M + 0.22%) 1.85%, 4/4/18(1)	10,000	9,999
Credit Suisse A.G., New York Branch,
(Floating, ICE LIBOR USD 1M + 0.19%) 1.78%, 3/20/18(1)	20,000	20,007
(Floating, ICE LIBOR USD 1M + 0.19%) 1.79%, 3/23/18(1)	20,000	20,000
DZ Bank A.G. Deutsche Zentral-Genossenschaftsbank, New York, 1.70%, 3/16/18	30,000	30,002
KBC Bank N.V., Brussels Branch, 1.78%, 4/16/18	30,000	30,019
1.80%, 4/19/18	15,000	15,011

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CERTIFICATES OF DEPOSIT - 32.8% continued
Banking - 32.0% continued
Mitsubishi UFJ Trust & Banking Corp.,
1.80%, 4/16/18	$30,000	$30,020
Oversea-Chinese Banking Corp. Ltd.,
(Floating, ICE LIBOR USD 1M + 0.12%) 1.70%, 3/5/18(3)	25,000	25,000
1.72%, 4/11/18	18,000	17,999
2.00%, 5/22/18	25,000	25,001
Royal Bank of Canada, New York Branch,
(Floating, ICE LIBOR USD 1M + 0.12%) 1.70%, 3/8/18(1)	11,000	10,999
(Floating, ICE LIBOR USD 1M + 0.21%) 1.79%, 3/9/18(1)	7,000	7,001
1.61%, 9/19/18	8,000	7,972
Shizuoka Bank Ltd., New York Branch,
2.10%, 5/25/18	15,000	15,008
Sumitomo Mitsui Banking Corp., New York Branch,
2.05%, 5/23/18	15,000	15,000
Sumitomo Mitsui Trust Bank Ltd.,
1.80%, 4/13/18	18,000	18,011
Svenska Handelsbanken AB, New York Branch,
(Floating, ICE LIBOR USD 1M + 0.15%) 1.74%, 3/16/18(1)	25,000	25,001
Toronto Dominion Bank, New York Branch,
(Floating, ICE LIBOR USD 1M + 0.34%) 1.92%, 3/5/18(3)	9,000	9,001
(Floating, ICE LIBOR USD 1M + 0.18%) 1.77%, 3/15/18(1)	5,000	5,001
1.43%, 3/20/18	10,000	9,999
1.70%, 4/12/18	15,000	15,000
1.75%, 10/26/18	25,000	24,912
Wells Fargo Bank N.A.,
(Floating, ICE LIBOR USD 1M + 0.13%) 1.71%, 3/12/18(1)	15,000	15,004
(Floating, ICE LIBOR USD 1M + 0.17%) 1.75%, 3/12/18(1)	20,000	20,000
(Floating, ICE LIBOR USD 1M + 0.25%) 1.83%, 3/12/18(1)	12,000	11,999
(Floating, ICE LIBOR USD 1M + 0.21%) 1.80%, 3/15/18(1)	5,000	4,999
(Floating, ICE LIBOR USD 1M + 0.23%) 1.82%, 3/19/18(1)	3,000	3,000
(Floating, ICE LIBOR USD 1M + 0.30%) 1.89%, 3/19/18(1)	10,000	10,000
(Floating, ICE LIBOR USD 1M + 0.26%) 1.86%, 3/21/18(1)	15,000	15,008
Wells Fargo Bank West N.A.,
(Floating, ICE LIBOR USD 1M + 0.23%) 1.88%, 3/29/18(1)	20,000	19,998
Westpac Banking Corp., New York Branch,
(Floating, ICE LIBOR USD 1M + 0.23%) 1.81%, 3/12/18(1)	10,000	9,997
(Floating, ICE LIBOR USD 1M + 0.23%) 1.82%, 3/19/18(1)	15,000	14,997

		841,459

Foreign Agencies - 0.8%
Dexia Credit Local S.A., New York,
(Floating, ICE LIBOR USD 1M + 0.19%) 1.81%, 3/26/18(1)	20,000	20,000

Total Certificates Of Deposit (Cost $861,500)		861,459

COMMERCIAL PAPER - 21.4%
Banking - 18.7%
ABN AMRO Funding USA LLC,
1.74%, 4/5/18(2)	20,000	19,965
Australia and New Zealand Banking Group,
(Floating, ICE LIBOR USD 1M + 0.11%) 1.71%, 3/22/18(2) (3)	15,000	15,002
(Floating, ICE LIBOR USD 1M + 0.18%) 1.80%, 3/26/18(1) (2)	10,000	10,000
Commonwealth Bank of Australia,
(Floating, ICE LIBOR USD 1M + 0.17%) 1.75%, 3/5/18(1) (2)	6,000	6,000
(Floating, ICE LIBOR USD 1M + 0.21%) 1.86%, 3/29/18(1) (2)	25,000	24,992
1.67%, 4/9/18(2)	10,000	9,981
Commonwealth Bank of Australia, New York Branch,
(Floating, ICE LIBOR USD 1M + 0.16%) 1.74%, 3/9/18(1) (2)	25,000	25,001
(Floating, ICE LIBOR USD 1M + 0.18%) 1.77%, 3/20/18(1) (2)	10,000	10,000
(Floating, ICE LIBOR USD 1M + 0.19%) 1.81%, 3/26/18(1) (2)	10,000	9,998

MONEY MARKET PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER - 21.4% continued
Banking - 18.7% continued
DBS Bank Ltd.,
1.72%, 4/10/18(2)	$25,000	$24,950
1.74%, 4/18/18(2)	25,000	24,940
1.74%, 4/24/18(2)	20,000	19,946
2.07%, 5/29/18(2)	25,000	24,871
HSBC Bank PLC,
(Floating, ICE LIBOR USD 3M + 0.18%) 2.07%, 5/21/18(1)(2)	15,000	15,000
ING US Funding LLC,
(Floating, ICE LIBOR USD 1M + 0.19%) 1.77%, 3/5/18(1)	19,000	19,000
(Floating, ICE LIBOR USD 1M + 0.13%) 1.72%, 3/14/18(1)	20,000	20,005
National Australia Bank Ltd.,
(Floating, ICE LIBOR USD 1M + 0.20%) 1.85%, 3/29/18(1)(2)	15,000	14,996
1.72%, 10/15/18(2)	25,000	24,644
Nationwide Building Society,
1.54%, 3/2/18(2)	2,000	2,000
Oversea-Chinese Banking Corp. Ltd.,
(Floating, ICE LIBOR USD 1M + 0.21%) 1.79%, 3/5/18(1)(2)	15,000	15,000
(Floating, ICE LIBOR USD 1M + 0.14%) 1.72%, 3/12/18(1)(2)	18,000	18,005
(Floating, ICE LIBOR USD 3M + 0.17%) 2.06%, 5/21/18(1)(2)	10,000	9,995
Toronto Dominion Bank, New York Branch,
(Floating, ICE LIBOR USD 1M + 0.15%) 1.73%, 3/6/18(1)(2)	20,000	20,004
(Floating, ICE LIBOR USD 1M + 0.17%) 1.75%, 3/13/18(1)(2)	25,000	25,000
United Overseas Bank Ltd.,
1.53%, 3/1/18	20,000	19,999
Westpac Banking Corp.,
(Floating, ICE LIBOR USD 1M + 0.12%) 1.70%, 3/5/18(1)(2)	25,000	24,997
(Floating, ICE LIBOR USD 1M + 0.23%) 1.81%, 3/13/18(1)(2)	8,000	8,003
(Floating, ICE LIBOR USD 1M + 0.18%) 1.77%, 3/15/18(1)(2)	15,000	14,998
(Floating, ICE LIBOR USD 1M + 0.19%) 1.78%, 3/20/18(1)(2)	15,000	15,001

		492,293

Brokerage - 0.9%
JPMorgan Securities LLC,
1.62%, 6/19/18	15,000	14,903
1.67%, 7/10/18(2)	10,000	9,922

		24,825

Foreign Agencies - 1.0%
Kreditanstalt fuer Wiederaufbau,
1.72%, 5/7/18(2)	25,000	24,916

Foreign Local Government - 0.8%
NRW.BANK,
1.87%, 4/25/18(2)	20,000	19,945

Total Commercial Paper (Cost $562,125)		561,979

CORPORATE NOTES/BONDS - 0.3%
Automotive - 0.3%
American Honda Finance Corp.,
(Floating, ICE LIBOR USD 3M + 0.10%) 1.62%, 3/8/18(3)	8,000	8,000

Total Corporate Notes/Bonds (Cost $8,000)		8,000

EURODOLLAR TIME DEPOSITS - 30.9%
Banking - 27.6%
Australia and New Zealand Banking Group,
1.38%, 3/1/18	20,000	20,000
1.46%, 3/6/18	50,000	50,000
BNP Paribas S.A., Paris Branch,
1.48%, 3/1/18	60,115	60,115
Canadian Imperial Bank of Commerce,
1.36%, 3/1/18	80,000	80,000
Credit Agricole S.A., London Branch,
1.35%, 3/1/18	37,870	37,870
Credit Industrial et Commercial, Paris Branch,
1.38%, 3/1/18	115,000	115,000
DBS Bank Ltd., Singapore Branch,
1.66%, 3/22/18	20,000	20,000
KBC Bank N.V., New York Branch,
1.36%, 3/1/18	70,000	70,000
Nordea Bank AB, New York Branch,
1.35%, 3/1/18	110,000	110,000

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
EURODOLLAR TIME DEPOSITS - 30.9% continued
Banking - 27.6% continued
Skandinaviska Enskilda Banken AB,
1.35%, 3/1/18	$47,301	$47,301
Swedbank AB, New York Branch,
1.35%, 3/1/18	115,000	115,000

		725,286

Foreign Local Government - 3.3%
Zuercher Kantonalbank, Zurich Branch,
1.58%, 3/1/18	37,870	37,870
1.63%, 3/1/18	50,000	50,000

		87,870

Total Eurodollar Time Deposits (Cost $813,156)		813,156

MUNICIPAL INVESTMENTS - 0.4%
Municipal States Pooled Securities - 0.4%
Nuveen AMT-Free Quality Municipal Income Fund, VRDP Shares, Series 3, 1.16%, 3/8/18(2)(4)(5)	11,100,000	11,100

Total Municipal Investments (Cost $11,100)		11,100

Investments, at Value (Cost $2,417,364)		2,417,131

REPURCHASE AGREEMENTS - 8.1%(6)
Repurchase Agreements - 8.1%
Citigroup Global Markets, Inc., dated 2/28/18, repurchase price $25,001 1.59%, 3/1/18	25,000	25,000
Citigroup Global Markets, Inc., dated 2/28/18, repurchase price $77,997 1.38%, 3/1/18	77,994	77,994
Credit Suisse Securities, dated 2/28/18, repurchase price $10,012 1.52%, 4/4/18	10,000	10,000
HSBC Securities (USA), Inc., dated 2/28/18, repurchase price $15,019 1.67%, 3/31/18	15,000	15,000
JPMorgan Securities LLC, dated 2/28/18, repurchase price $30,035 1.52%, 3/7/18	30,000	30,000
JPMorgan Securities LLC, dated 2/28/18, repurchase price $40,056 1.82%, 6/3/18	40,000	40,000
Societe Generale S.A., dated 2/28/18, repurchase price $15,019 1.67%, 5/4/18	15,000	15,000

		212,994

Total Repurchase Agreements (Cost $212,994)		212,994

Total Investments - 100.1% (Cost $2,630,358)		2,630,125

Liabilities less Other Assets - (0.1%)		(1,476)

NET ASSETS - 100.0%		$2,628,649

(1)	Variable rate security. Rate as of February 28, 2018 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined based on valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Institutional Funds.
(3)	Variable rate security. Rate as of February 28, 2018 is disclosed.
(4)	Rate is determined by a remarketing agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.
(5)	Variable rate security. Rate as of February 28, 2018 is disclosed. Maturity date represents the date when principal payments may be due, taking into account any call options exercised and any permissible maturity shortening features.
(6)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES

Commercial Paper	$42,007	0.00%	3/1/18 - 5/31/18
Common Stocks	$55,151	0.00%	—
Corporate Bonds	$31,877	1.63 - 9.80%	2/1/19 - 7/15/48

MONEY MARKET PORTFOLIOS    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2018 (UNAUDITED)

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES

FHLMC	$1	3.38% - 11.00%	6/1/20 - 11/1/38
FNMA	$12	2.82% - 9.50%	11/1/18 - 3/1/47
GNMA	$206	4.00%	4/20/47
U.S. Treasury Bonds	$15,303	2.75%	8/15/47
U.S. Treasury Notes	$79,554	1.75%	3/31/22

Total	$224,111

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Portfolio’s investments by the above fair value hierarchy as of February 28, 2018:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

ABS Commercial Paper(1)	$—	$161,437	$—	$161,437
Certificates of Deposit(1)	—	861,459	—	861,459
Commercial Paper(1)	—	561,979	—	561,979
Corporate Notes/Bonds(1)	—	8,000	—	8,000
Eurodollar Time Deposits(1)	—	813,156	—	813,156
Municipal Investments(1)	—	11,100	—	11,100
Repurchase Agreements(1)	—	212,994	—	212,994

Total Investments	$—	$2,630,125	$—	$2,630,125

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At February 28, 2018, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2017.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

3M - 3 Month

ABS - Asset-Backed Securities

AMT - Alternative Minimum Tax

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

ICE LIBOR - Intercontinental Exchange London Interbank Offered Rate

USD - United States Dollar

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    5    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO	FEBRUARY 28, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 57.4%(1)
Federal Farm Credit Bank - 10.0%
FFCB Discount Notes,
1.27%, 9/12/18(2)	$10,000	$9,932
FFCB Notes,
(Floating, U.S. Federal Funds - 0.01%) 1.41%, 3/1/18(3)	30,000	29,998
(Floating, U.S. Federal Funds + 0.00%) 1.42%, 3/1/18(3)	20,000	20,000
(Floating, U.S. Federal Funds + 0.01%) 1.43%, 3/1/18(3)	7,000	7,001
(Floating, U.S. Federal Funds + 0.02%) 1.44%, 3/1/18(3)	10,000	9,999
(Floating, ICE LIBOR USD 1M - 0.09%) 1.50%, 3/2/18(3)	5,000	5,000
(Floating, ICE LIBOR USD 1M - 0.06%) 1.61%, 3/2/18(3)	10,000	10,000
(Floating, ICE LIBOR USD 1M - 0.09%) 1.49%, 3/3/18(3)	5,000	5,000
(Floating, ICE LIBOR USD 1M - 0.08%) 1.51%, 3/13/18(3)	5,000	4,999

		101,929

Federal Home Loan Bank - 47.4%
FHLB Bonds,
0.88%, 3/19/18	5,000	5,000
FHLB Discount Notes,
1.30%, 3/2/18(2)	50,000	49,998
1.34%, 3/2/18(2)	50,250	50,248
1.36%, 3/9/18(2)	35,000	34,990
1.17%, 3/20/18(2)	15,000	14,991
1.56%, 5/11/18(2)	52,000	51,840
1.65%, 5/23/18(2)	50,000	49,810
1.68%, 5/25/18(2)	50,000	49,803
FHLB Notes,
(Floating, ICE LIBOR USD 1M - 0.17%) 1.41%, 3/1/18(3)	10,000	9,999
(Floating, ICE LIBOR USD 1M - 0.08%) 1.50%, 3/4/18(3)	5,000	5,000
(Floating, ICE LIBOR USD 1M - 0.14%) 1.44%, 3/6/18(3)	25,000	25,000
(Floating, ICE LIBOR USD 1M - 0.09%) 1.49%, 3/8/18(3)	15,000	15,000
(Floating, ICE LIBOR USD 1M - 0.11%) 1.47%, 3/12/18(3)	20,000	20,000
(Floating, ICE LIBOR USD 1M - 0.10%) 1.49%, 3/14/18(3)	20,000	20,000
(Floating, ICE LIBOR USD 1M - 0.10%) 1.49%, 3/21/18(3)	10,000	10,000
(Floating, ICE LIBOR USD 1M - 0.14%) 1.46%, 3/22/18(3)	15,000	15,000
(Floating, ICE LIBOR USD 1M - 0.11%) 1.49%, 3/22/18(3)	15,000	15,000
(Floating, ICE LIBOR USD 1M - 0.12%) 1.49%, 3/23/18(3)	15,000	15,000
(Floating, ICE LIBOR USD 1M - 0.14%) 1.48%, 3/25/18(3)	15,000	15,000
(Floating, ICE LIBOR USD 1M - 0.15%) 1.48%, 3/25/18(3)	10,000	10,000

		481,679

Total U.S. Government Agencies (Cost $583,608)		583,608

U.S. GOVERNMENT OBLIGATIONS - 6.3%
U.S. Treasury Floating Rate Notes - 6.3%
(Floating, U.S. Treasury 3M Bill MMY + 0.07%) 1.72%, 3/1/18(3)	5,000	5,000
(Floating, U.S. Treasury 3M Bill MMY + 0.14%) 1.79%, 3/1/18(3)	27,000	26,999
(Floating, U.S. Treasury 3M Bill MMY + 0.17%) 1.82%, 3/1/18(3)	22,000	21,998
(Floating, U.S. Treasury 3M Bill MMY + 0.17%) 1.83%, 3/1/18(3)	10,000	10,005

		64,002

Total U.S. Government Obligations (Cost $64,002)		64,002

Investments, at Amortized Cost ($647,610)		647,610

REPURCHASE AGREEMENTS - 37.4%
Joint Repurchase Agreements - 1.2%(4)(5)
Bank of America Securities LLC, dated 2/28/18, repurchase price $6,084 1.31%, 3/7/18	6,083	6,083
Societe Generale, New York Branch, dated 2/28/18, repurchase price $6,084 1.36%, 3/7/18	6,082	6,082

		12,165

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO continued	FEBRUARY 28, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS - 37.4% continued
Repurchase Agreements - 36.2%(6)
Bank of America N.A., dated 2/28/18, repurchase price $95,004
1.39%, 3/1/18	$95,000	$95,000
BNP Paribas S.A., dated 2/28/18, repurchase price $160,006
1.36%, 3/1/18	160,000	160,000
Citigroup Global Markets, Inc., dated 2/28/18, repurchase price $28,761
1.38%, 3/1/18	28,760	28,760
JPMorgan Securities LLC, dated 2/28/18, repurchase price $85,003
1.38%, 3/1/18	85,000	85,000

		368,760

Total Repurchase Agreements (Cost $380,925)		380,925

Total Investments - 101.1% (Cost $1,028,535)		1,028,535

Liabilities less Other Assets - (1.1%)		(10,863)

NET ASSETS - 100.0%		$1,017,672

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Discount rate at the time of purchase.
(3)	Variable rate security. Rate as of February 28, 2018 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.
(4)	Interest rates are reset daily and interest is payable monthly. Rates are determined based on technical market conditions, which currently are driven by supply and demand.
(5)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES

U.S. Treasury Bonds	$6,187	0.63%	7/15/21
U.S. Treasury Notes	$6,213	0.13%	4/15/19

Total	$12,400

(6)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES

FNMA	$117,175	3.00% - 5.50%	11/1/20 - 11/1/47
GNMA	$97,850	3.00%	10/20/46
U.S. Treasury Bonds	$28,030	0.00% - 8.13%	8/15/19 - 8/15/33
U.S. Treasury Notes	$135,178	1.38% - 2.75%	1/15/20 - 2/28/25

Total	$378,233

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Portfolio’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of February 28, 2018:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by Liquid Assets Portfolio(1)	$—	$1,028,535	$—	$1,028,535

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At February 28, 2018, there were no transfers between Level 1, Level 2 or Level 3 classification based on levels assigned to the securities on November 30, 2017.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

3M - 3 Month

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

ICE LIBOR - Intercontinental Exchange London Interbank Offered Rate

MMY - Money Market Yield

USD - United States Dollar

LIQUID ASSETS PORTFOLIO    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended, (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive and principal financial officers of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Institutional Funds

By:	/s/ Peter K. Ewing
Peter K. Ewing, President
(Principal Executive Officer)

Date:	April 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter K. Ewing
Peter K. Ewing, President
(Principal Executive Officer)

Date:	April 26, 2018

By:	/s/ Randal E. Rein
Randal E. Rein, Treasurer
(Principal Financial and Accounting Officer)

Date:	April 26, 2018